Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	December 31, 2025	December 31, 2024
	USD	USD
Trade payables
Third parties	844,349	33,355

Other payables and accruals
Other payables	428,416	638,183
Accrued expense	652,660	419,650
	1,081,076	1,057,833
Total trade and other payables	1,925,425	1,091,188